Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	$ (1,064,533)	$ (37,910)	$ (698,356)	$ (959,666)
Recognized in Profit or Loss	(100,879)	(3,592)	(341,756)	(432,442)
Recognized in Other Comprehensive Income	(122,901)	(4,377)	(3,816)	126,101
Recognized in Equity	(1,159)	(41)	1,404	(1,099)
Exchange Differences	(20,950)	(747)	(62,113)	115,153
Acquisitions Through Business Combinations	533,982	19,016	40,104	550,955
Disposal of Subsidiary	(297,421)	(10,592)
Balance at December 31	(1,073,860)	(38,243)	(1,064,533)	(698,356)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(4,661,773)	(166,018)	(4,546,314)	(3,879,066)
Recognized in Profit or Loss	(422,833)	(15,058)	(80,593)	(600,229)
Exchange Differences	43,364	1,544	(17,949)	(21,146)
Acquisitions Through Business Combinations	21,875	779	(16,917)	(45,873)
Disposal of Subsidiary	(13,982)	(498)
Balance at December 31	(5,033,349)	(179,251)	(4,661,773)	(4,546,314)
Defined benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,078,583	38,411	1,064,824	780,240
Recognized in Profit or Loss	(36,633)	(1,305)	(57,746)	(131,687)
Recognized in Other Comprehensive Income	114,559	4,080	74,308	126,101
Exchange Differences	1,005	36	(2,803)	27,884
Acquisitions Through Business Combinations	212,941	7,583		262,286
Balance at December 31	1,370,455	48,805	1,078,583	1,064,824
Mandatorily at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	250,315	8,914	207,021	(104,903)
Recognized in Profit or Loss	(135,103)	(4,811)	43,285	284,659
Exchange Differences	(74)	(3)	9	(137)
Acquisitions Through Business Combinations	2,085	74		27,402
Disposal of Subsidiary	(11,281)	(402)
Balance at December 31	105,942	3,772	250,315	207,021
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,188,521	42,328	1,272,672	1,028,409
Recognized in Profit or Loss	624,442	22,238	6,148	(26,147)
Recognized in Other Comprehensive Income	(237,460)	(8,457)	(78,124)
Recognized in Equity	(1,159)	(41)	1,404	(1,099)
Exchange Differences	(42,771)	(1,523)	(21,763)	74,327
Acquisitions Through Business Combinations	114,036	4,061	8,184	294,540
Disposal of Subsidiary	(119,564)	(4,258)
Balance at December 31	1,526,045	54,348	1,188,521	1,272,672
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(2,144,354)	(76,365)	(2,001,797)	(2,175,320)
Recognized in Profit or Loss	29,873	1,064	(88,906)	(473,404)
Recognized in Other Comprehensive Income	(122,901)	(4,377)	(3,816)	126,101
Recognized in Equity	(1,159)	(41)	1,404	(1,099)
Exchange Differences	1,524	54	(42,506)	80,928
Acquisitions Through Business Combinations	350,937	12,497	(8,733)	538,355
Disposal of Subsidiary	(144,827)	(5,158)
Balance at December 31	(2,030,907)	(72,326)	(2,144,354)	(2,001,797)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	542,781	19,330	672,275	681,441
Recognized in Profit or Loss	(44,651)	(1,590)	(166,128)	(50,059)
Exchange Differences	(915)	(33)	(12,203)	28,293
Acquisitions Through Business Combinations	183,045	6,519	48,837	12,600
Disposal of Subsidiary	(152,594)	(5,434)
Balance at December 31	527,666	18,792	542,781	672,275
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	537,040	19,125	631,166	534,213
Recognized in Profit or Loss	(86,100)	(3,066)	(86,722)	91,021
Exchange Differences	(21,559)	(768)	(7,404)	5,932
Balance at December 31	429,381	$ 15,291	$ 537,040	631,166
Adjustments arising from initial application [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss	$ (100,878)			(97,358)
Adjustments arising from initial application [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss				(97,358)
Adjustments arising from initial application [member] | Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss				$ (97,358)